PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 99.3% of Net Assets
	Aerospace & Defense – 1.6%
1,404	Boeing Co. (The)(a)(b)	$357,627
258	Huntington Ingalls Industries, Inc.(a)	53,109
950	Lockheed Martin Corp.(a)	351,025
4,626	Raytheon Technologies Corp.(a)	357,451

		1,119,212

	Air Freight & Logistics – 0.4%
913	FedEx Corp.(a)	259,329
397	XPO Logistics, Inc.(a)(b)	48,950

		308,279

	Airlines – 0.5%
3,478	Delta Air Lines, Inc.(a)(b)	167,918
8,959	JetBlue Airways Corp.(a)(b)	182,226

		350,144

	Auto Components – 0.2%
858	Adient PLC(a)(b)	37,924
884	Gentex Corp.(a)	31,532
343	Lear Corp.(a)	62,169
507	Magna International, Inc.(a)	44,636

		176,261

	Automobiles – 1.8%
14,025	Ford Motor Co.(a)(b)	171,806
1,650	Tesla, Inc.(a)(b)	1,102,085

		1,273,891

	Banks – 4.5%
24,046	Bank of America Corp.(a)	930,340
5,549	Citigroup, Inc.(a)	403,690
1,199	Comerica, Inc.(a)	86,016
491	East West Bancorp, Inc.(a)	36,236
5,480	Fifth Third Bancorp(a)	205,226
957	First Republic Bank(a)	159,580
8,001	JPMorgan Chase & Co.(a)	1,217,992
375	SVB Financial Group(a)(b)	185,122

		3,224,202

	Beverages – 1.6%
11,338	Coca-Cola Co. (The)(a)	597,626
4,144	PepsiCo, Inc.(a)	586,169

		1,183,795

	Biotechnology – 1.8%
4,002	AbbVie, Inc.(a)	433,096
830	Alexion Pharmaceuticals, Inc.(a)(b)	126,915
138	Alnylam Pharmaceuticals, Inc.(a)(b)	19,484
1,455	Amgen, Inc.(a)	362,019

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
497	Biogen, Inc.(a)(b)	$139,036
3,120	Gilead Sciences, Inc.(a)	201,646
228	Seagen, Inc.(a)(b)	31,660

		1,313,856

	Building Products – 0.8%
1,115	A.O. Smith Corp.(a)	75,385
2,331	Carrier Global Corp.(a)	98,415
1,240	Fortune Brands Home & Security, Inc.(a)	118,817
4,110	Johnson Controls International PLC(a)	245,243
203	Lennox International, Inc.(a)	63,253

		601,113

	Capital Markets – 2.7%
4,133	Bank of New York Mellon Corp. (The)(a)	195,450
498	BlackRock, Inc.(a)	375,472
4,119	Charles Schwab Corp. (The)(a)	268,476
237	FactSet Research Systems, Inc.(a)	73,136
1,192	Goldman Sachs Group, Inc. (The)(a)	389,784
5,055	Morgan Stanley(a)	392,571
429	MSCI, Inc.(a)	179,871
685	Raymond James Financial, Inc.(a)	83,954

		1,958,714

	Chemicals – 1.7%
849	AdvanSix, Inc.(a)(b)	22,770
922	Air Products & Chemicals, Inc.(a)	259,396
729	Ashland Global Holdings, Inc.(a)	64,713
2,066	Huntsman Corp.(a)	59,563
1,689	Linde PLC(a)	473,156
897	Nutrien Ltd.(a)	48,339
1,304	PPG Industries, Inc.(a)	195,939
848	RPM International, Inc.(a)	77,889
1,880	Valvoline, Inc.(a)	49,012

		1,250,777

	Commercial Services & Supplies – 0.4%
277	Waste Connections, Inc.(a)	29,911
2,066	Waste Management, Inc.(a)	266,555

		296,466

	Communications Equipment – 0.9%
1,006	Ciena Corp.(a)(b)	55,049
11,268	Cisco Systems, Inc.(a)	582,668
3,169	Telefonaktiebolaget LM Ericsson, Sponsored ADR(a)	41,799

		679,516

	Consumer Finance – 0.5%
2,148	Ally Financial, Inc.(a)	97,111
6,190	Synchrony Financial(a)	251,685

		348,796

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.4%
975	Crown Holdings, Inc.(a)	$94,614
741	Packaging Corp. of America(a)	99,650
1,908	WestRock Co.(a)	99,311

		293,575

	Diversified Financial Services – 1.7%
4,674	Berkshire Hathaway, Inc., Class B(a)(b)	1,194,067

	Diversified Telecommunication Services – 1.5%
17,475	AT&T, Inc.(a)	528,968
9,943	Verizon Communications, Inc.(a)	578,186

		1,107,154

	Electric Utilities – 1.4%
4,416	Alliant Energy Corp.(a)	239,170
3,734	American Electric Power Co., Inc.(a)	316,270
1,600	Evergy, Inc.(a)	95,248
1,669	OGE Energy Corp.(a)	54,009
5,370	Southern Co. (The)(a)	333,799

		1,038,496

	Electrical Equipment – 0.7%
378	Acuity Brands, Inc.(a)	62,370
2,795	Emerson Electric Co.(a)	252,165
403	Hubbell, Inc.(a)	75,317
1,368	Sensata Technologies Holding PLC(a)(b)	79,275

		469,127

	Electronic Equipment, Instruments & Components – 0.6%
512	Arrow Electronics, Inc.(a)(b)	56,740
1,274	Avnet, Inc.(a)	52,884
811	CDW Corp.(a)	134,423
4,536	Flex Ltd.(a)(b)	83,054
1,207	Trimble, Inc.(a)(b)	93,893

		420,994

	Energy Equipment & Services – 0.1%
4,635	NOV, Inc.(a)(b)	63,592

	Entertainment – 2.2%
2,167	Activision Blizzard, Inc.(a)	201,531
760	Live Nation Entertainment, Inc.(a)(b)	64,334
200	Madison Square Garden Entertainment Corp.(a)(b)	16,360
121	Madison Square Garden Sports Corp.(a)(b)	21,715
995	Netflix, Inc.(a)(b)	519,052
51	Roku, Inc.(a)(b)	16,614
4,083	Walt Disney Co. (The)(a)(b)	753,395

		1,593,001

	Food & Staples Retailing – 1.6%
1,190	Costco Wholesale Corp.(a)	419,451
2,216	Sysco Corp.(a)	174,488

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – continued
2,290	Walgreens Boots Alliance, Inc.(a)	$125,721
3,408	Walmart, Inc.(a)	462,909

		1,182,569

	Food Products – 0.8%
1,143	Bunge Ltd.(a)	90,605
885	Hain Celestial Group, Inc. (The)(a)(b)	38,586
614	Ingredion, Inc.(a)	55,211
2,919	Kellogg Co.(a)	184,773
1,168	Post Holdings, Inc.(a)(b)	123,481
1,107	TreeHouse Foods, Inc.(a)(b)	57,830

		550,486

	Gas Utilities – 0.3%
1,197	Atmos Energy Corp.(a)	118,324
1,531	UGI Corp.(a)	62,786

		181,110

	Health Care Equipment & Supplies – 3.2%
4,804	Abbott Laboratories(a)	575,711
804	Alcon, Inc.(b)	56,425
370	Align Technology, Inc.(a)(b)	200,366
336	Cooper Cos., Inc. (The)(a)	129,054
388	Hill-Rom Holdings, Inc.(a)	42,866
2,290	Hologic, Inc.(a)(b)	170,330
532	IDEXX Laboratories, Inc.(a)(b)	260,313
3,830	Medtronic PLC(a)	452,438
898	ResMed, Inc.(a)	174,230
583	STERIS PLC(a)	111,050
362	Teleflex, Inc.(a)	150,397

		2,323,180

	Health Care Providers & Services – 2.5%
821	Anthem, Inc.(a)	294,698
2,580	Centene Corp.(a)(b)	164,888
1,142	Cigna Corp.(a)	276,067
2,386	MEDNAX, Inc.(a)(b)	60,771
260	Molina Healthcare, Inc.(a)(b)	60,778
2,454	UnitedHealth Group, Inc.(a)	913,060

		1,770,262

	Health Care Technology – 0.1%
229	Veeva Systems, Inc., Class A(a)(b)	59,824

	Hotels, Restaurants & Leisure – 2.2%
103	Booking Holdings, Inc.(a)(b)	239,973
2,667	Carnival Corp.(a)(b)	70,782
101	Domino’s Pizza, Inc.(a)	37,147
748	Hilton Grand Vacations, Inc.(a)(b)	28,043
1,076	Hilton Worldwide Holdings, Inc.(a)(b)	130,110
1,174	Las Vegas Sands Corp.(a)(b)	71,332

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
1,761	McDonald’s Corp.(a)	$394,711
374	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)(b)	7,446
1,576	MGM Resorts International(a)	59,872
1,539	Norwegian Cruise Line Holdings Ltd.(a)(b)	42,461
1,408	Restaurant Brands International, Inc.(a)	91,520
3,495	Starbucks Corp.(a)	381,899
11	Vail Resorts, Inc.(a)(b)	3,208

		1,558,504

	Household Durables – 0.4%
1,384	Leggett & Platt, Inc.(a)	63,180
2,069	PulteGroup, Inc.(a)	108,498
2,218	Toll Brothers, Inc.(a)	125,827

		297,505

	Household Products – 1.4%
627	Clorox Co. (The)(a)	120,936
6,517	Procter & Gamble Co. (The)(a)	882,597

		1,003,533

	Industrial Conglomerates – 1.2%
1,649	3M Co.(a)	317,729
2,420	Honeywell International, Inc.(a)	525,310

		843,039

	Insurance – 1.4%
3,115	Arch Capital Group Ltd.(a)(b)	119,523
1,501	Chubb Ltd.(a)	237,113
642	Cincinnati Financial Corp.(a)	66,184
5,403	Manulife Financial Corp.(a)	116,164
2,318	Prudential Financial, Inc.(a)	211,170
301	RenaissanceRe Holdings Ltd.(a)	48,235
801	Willis Towers Watson PLC(a)	183,333

		981,722

	Interactive Media & Services – 5.9%
603	Alphabet, Inc., Class A(a)(b)	1,243,700
685	Alphabet, Inc., Class C(a)(b)	1,417,011
5,342	Facebook, Inc., Class A(a)(b)	1,573,379
152	Match Group, Inc.(a)(b)	20,882

		4,254,972

	Internet & Direct Marketing Retail – 4.1%
930	Amazon.com, Inc.(a)(b)	2,877,494
290	JD.com, Inc., ADR(a)(b)	24,456
29	MercadoLibre, Inc.(a)(b)	42,692
905	Trip.com Group Ltd., ADR(a)(b)	35,865

		2,980,507

	IT Services – 4.6%
1,895	Accenture PLC, Class A(a)	523,494

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
198	EPAM Systems, Inc.(a)(b)	$78,544
435	FleetCor Technologies, Inc.(a)(b)	116,854
1,198	Global Payments, Inc.(a)	241,493
2,646	International Business Machines Corp.(a)	352,606
2,297	MasterCard, Inc., Class A(a)	817,847
46	Shopify, Inc., Class A(a)(b)	50,899
174	Square, Inc., Class A(a)(b)	39,507
799	VeriSign, Inc.(a)(b)	158,809
4,462	Visa, Inc., Class A(a)	944,739

		3,324,792

	Leisure Products – 0.1%
590	Brunswick Corp.(a)	56,268
345	Polaris, Inc.(a)	46,058

		102,326

	Life Sciences Tools & Services – 1.2%
131	Bio-Rad Laboratories, Inc., Class A(a)(b)	74,823
482	Illumina, Inc.(a)(b)	185,117
625	PRA Health Sciences, Inc.(a)(b)	95,831
1,041	Thermo Fisher Scientific, Inc.(a)	475,092

		830,863

	Machinery – 1.8%
471	AGCO Corp.(a)	67,659
1,820	Caterpillar, Inc.(a)	422,003
822	Cummins, Inc.(a)	212,989
990	Deere & Co.(a)	370,399
616	IDEX Corp.(a)	128,941
1,691	Otis Worldwide Corp.(a)	115,749

		1,317,740

	Media – 1.3%
11,513	Comcast Corp., Class A(a)	622,968
2,132	Discovery, Inc., Series C(a)(b)	78,650
2,292	Fox Corp., Class B(a)	80,060
259	Liberty Broadband Corp., Class C(a)(b)	38,889
17,870	Sirius XM Holdings, Inc.(a)	108,828

		929,395

	Metals & Mining – 0.4%
2,674	Alcoa Corp.(a)(b)	86,878
1,619	Barrick Gold Corp.(a)	32,056
316	Rio Tinto PLC, Sponsored ADR(a)	24,538
590	Southern Copper Corp.(a)	40,043
833	Steel Dynamics, Inc.(a)	42,283
4,124	Vale S.A., Sponsored ADR(a)	71,675

		297,473

	Multi-Utilities – 0.6%
2,974	Ameren Corp.(a)	241,964

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – continued
3,723	Public Service Enterprise Group, Inc.(a)	$224,162

		466,126

	Multiline Retail – 0.5%
1,576	Nordstrom, Inc.(a)(b)	59,683
1,470	Target Corp.(a)	291,163

		350,846

	Oil, Gas & Consumable Fuels – 2.7%
2,853	Canadian Natural Resources Ltd.(a)	88,072
1,062	Cheniere Energy, Inc.(a)(b)	76,475
4,533	Chevron Corp.(a)	475,013
3,845	ConocoPhillips(a)	203,670
3,968	Devon Energy Corp.(a)	86,701
1,822	Enbridge, Inc.(a)	66,321
1,230	EQT Corp.(a)(b)	22,853
10,937	Exxon Mobil Corp.(a)	610,613
1,235	HollyFrontier Corp.(a)	44,188
2,149	Ovintiv, Inc.(a)	51,189
752	Pioneer Natural Resources Co.(a)	119,433
3,117	Suncor Energy, Inc.(a)	65,145
1,014	TC Energy Corp.	46,390

		1,956,063

	Pharmaceuticals – 3.9%
5,648	Bristol-Myers Squibb Co.(a)	356,558
2,189	Eli Lilly & Co.(a)	408,949
111	Jazz Pharmaceuticals PLC(a)(b)	18,245
5,881	Johnson & Johnson(a)	966,542
6,156	Merck & Co., Inc.(a)	474,566
306	Novartis AG, Sponsored ADR(a)	26,157
12,936	Pfizer, Inc.(a)	468,671
1,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	17,310
4,580	Viatris, Inc.(a)(b)	63,983

		2,800,981

	Professional Services – 0.6%
74	CoStar Group, Inc.(a)(b)	60,820
739	Leidos Holdings, Inc.(a)	71,151
342	ManpowerGroup, Inc.(a)	33,824
810	TransUnion(a)	72,900
998	Verisk Analytics, Inc.(a)	176,336

		415,031

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)(b)	31,511

	REITs - Apartments – 0.8%
1,056	American Campus Communities, Inc.(a)	45,588
836	Camden Property Trust(a)	91,885
566	Essex Property Trust, Inc.(a)	153,861

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
3,100	Invitation Homes, Inc.(a)	$99,169
1,125	Mid-America Apartment Communities, Inc.(a)	162,405

		552,908

	REITs - Diversified – 1.0%
1,350	Crown Castle International Corp.(a)	232,375
862	Digital Realty Trust, Inc.(a)	121,404
2,963	Duke Realty Corp.(a)	124,239
723	Gaming & Leisure Properties, Inc.(a)	30,677
516	SBA Communications Corp.(a)	143,216
846	VICI Properties, Inc.(a)	23,891
724	W.P. Carey, Inc.(a)	51,230

		727,032

	REITs - Health Care – 0.1%
2,686	Medical Properties Trust, Inc.(a)	57,158

	REITs - Hotels – 0.1%
2,742	Park Hotels & Resorts, Inc.(a)(b)	59,172

	REITs - Mortgage – 0.1%
4,312	Annaly Capital Management, Inc.(a)	37,083

	REITs - Office Property – 0.1%
1,073	Kilroy Realty Corp.(a)	70,421

	REITs - Single Tenant – 0.2%
461	National Retail Properties, Inc.(a)	20,316
1,596	Realty Income Corp.(a)	101,346

		121,662

	REITs - Storage – 0.2%
984	Extra Space Storage, Inc.(a)	130,429

	Road & Rail – 1.2%
1,142	Norfolk Southern Corp.(a)	306,650
542	Old Dominion Freight Line, Inc.(a)	130,302
2,100	Union Pacific Corp.(a)	462,861

		899,813

	Semiconductors & Semiconductor Equipment – 5.4%
3,429	Advanced Micro Devices, Inc.(a)(b)	269,177
3,752	Applied Materials, Inc.(a)	501,267
134	ASML Holding NV, (Registered)(a)	82,726
398	Enphase Energy, Inc.(a)(b)	64,540
377	First Solar, Inc.(a)(b)	32,912
9,678	Intel Corp.(a)	619,392
1,569	Marvell Technology Group Ltd.(a)	76,850
2,228	Maxim Integrated Products, Inc.(a)	203,572
1,524	NVIDIA Corp.(a)	813,709
466	NXP Semiconductors NV(a)	93,825
1,366	ON Semiconductor Corp.(a)(b)	56,839

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
2,976	QUALCOMM, Inc.(a)	$394,588
1,002	Teradyne, Inc.(a)	121,923
2,993	Texas Instruments, Inc.(a)	565,647

		3,896,967

	Software – 8.6%
1,341	Adobe, Inc.(a)(b)	637,471
1,121	Cadence Design Systems, Inc.(a)(b)	153,566
470	CDK Global, Inc.(a)	25,408
331	Check Point Software Technologies Ltd.(a)(b)	37,062
582	Fortinet, Inc.(a)(b)	107,333
16,546	Microsoft Corp.(a)	3,901,050
4,413	Oracle Corp.(a)	309,660
165	Palo Alto Networks, Inc.(a)(b)	53,140
2,191	salesforce.com, Inc.(a)(b)	464,207
560	ServiceNow, Inc.(a)(b)	280,062
498	SS&C Technologies Holdings, Inc.(a)	34,795
745	Synopsys, Inc.(a)(b)	184,596

		6,188,350

	Specialty Retail – 2.1%
364	Advance Auto Parts, Inc.(a)	66,790
529	Burlington Stores, Inc.(a)(b)	158,065
933	Dick’s Sporting Goods, Inc.(a)	71,048
1,030	Foot Locker, Inc.(a)	57,938
3,009	Home Depot, Inc. (The)(a)	918,497
392	Ulta Beauty, Inc.(a)(b)	121,195
583	Williams-Sonoma, Inc.(a)	104,474

		1,498,007

	Technology Hardware, Storage & Peripherals – 6.4%
34,746	Apple, Inc.(a)	4,244,224
424	Dell Technologies, Inc., Class C(a)(b)	37,375
7,897	Hewlett Packard Enterprise Co.(a)	124,299
5,561	HP, Inc.(a)	176,562

		4,582,460

	Textiles, Apparel & Luxury Goods – 0.8%
309	Carter’s, Inc.(a)(b)	27,479
232	Lululemon Athletica, Inc.(a)(b)	71,157
3,384	NIKE, Inc., Class B(a)	449,700
800	Skechers U.S.A., Inc., Class A(a)(b)	33,368

		581,704

	Tobacco – 0.9%
5,110	Altria Group, Inc.(a)	261,428
206	British American Tobacco PLC, Sponsored ADR(a)	7,980
4,065	Philip Morris International, Inc.(a)	360,728

		630,136

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.4%
1,833	American Water Works Co., Inc.(a)	$274,803

	Wireless Telecommunication Services – 0.1%
3,935	America Movil SAB de CV, Series L, ADR(a)	53,437
1,731	Vodafone Group PLC, Sponsored ADR(a)	31,903

		85,340

	Total Common Stocks (Identified Cost $36,188,705)	71,468,833

Principal Amount

Short-Term Investments – 2.5%
$1,813,462	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $1,813,462 on 4/01/2021 collateralized by $1,727,400 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $1,849,762. including accrued interest(c) (Identified Cost $1,813,462)	1,813,462

	Total Investments – 101.8% (Identified Cost $38,002,167)	73,282,295
	Other assets less liabilities – (1.8)%	(1,294,658)

	Net Assets – 100.0%	$71,987,637

Written Options – (1.7%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.7%)
S&P 500® Index, Call(d)	4/16/2021	3,900	(20)	$(7,945,780)	$(218,104)	$(202,300)
S&P 500® Index, Call(d)	4/16/2021	3,950	(20)	(7,945,780)	(175,542)	(125,200)
S&P 500® Index, Call(d)	4/16/2021	3,975	(20)	(7,945,780)	(184,255)	(92,300)
S&P 500® Index, Call(d)	4/16/2021	4,000	(20)	(7,945,780)	(113,373)	(65,100)
S&P 500® Index, Call(d)	4/30/2021	4,000	(20)	(7,945,780)	(150,790)	(110,200)
S&P 500® Index, Call(d)	5/21/2021	3,950	(18)	(7,151,202)	(203,175)	(190,350)
S&P 500® Index, Call(d)	5/21/2021	3,975	(20)	(7,945,780)	(197,836)	(180,200)
S&P 500® Index, Call(d)	5/21/2021	4,000	(20)	(7,945,780)	(178,950)	(150,400)
S&P 500® Index, Call(d)	5/21/2021	4,025	(20)	(7,945,780)	(159,950)	(124,100)

Total					$(1,581,975)	$(1,240,150)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$71,468,833	$—	$—	$71,468,833
Short-Term Investments	—	1,813,462	—	1,813,462

Total	$71,468,833	$1,813,462	$—	$73,282,295

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(1,240,150)	$—	$—	$(1,240,150)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2021, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2021:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,240,150)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2021 (Unaudited)

Software	8.6%
Technology Hardware, Storage & Peripherals	6.4
Interactive Media & Services	5.9
Semiconductors & Semiconductor Equipment	5.4
IT Services	4.6
Banks	4.5
Internet & Direct Marketing Retail	4.1
Pharmaceuticals	3.9
Health Care Equipment & Supplies	3.2
Capital Markets	2.7
Oil, Gas & Consumable Fuels	2.7
Health Care Providers & Services	2.5
Entertainment	2.2
Hotels, Restaurants & Leisure	2.2
Specialty Retail	2.1
Other Investments, less than 2% each	38.3
Short-Term Investments	2.5

Total Investments	101.8
Other assets less liabilities (including open written options)	(1.8)

Net Assets	100.0%